Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2011
Derivative instruments and hedging activities [Abstract]
Derivative instruments and hedging activities

14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes of foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for investment purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for portfolio investments, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for portfolio investments in the Financial Services segment are executed within a certain limit in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges as well as offsetting changes in the carrying value of the underlying hedged items are recognized in income. For the fiscal years ended March 31, 2009, 2010 and 2011, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal years ended March 31, 2009, 2010 and 2011, the ineffective portion of the hedging relationship is not significant. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated by anticipated intercompany transactions and intercompany accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also enters into foreign exchange forward contracts, which effectively fix the cash flows from foreign currency denominated debt. Accordingly, these derivatives have been designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial service revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Sony also enters into certain interest rate swap agreements for the purpose of reducing the risk arising from the changes in anticipated cash flows of variable rate debt and foreign currency denominated debt. These interest rate swap agreements, which effectively swap foreign currency denominated variable rate debt for functional currency denominated fixed rate debt, are considered to be a hedge against changes in the anticipated cash flows of Sony’s foreign denominated variable rate obligations. Accordingly, these derivatives have been designated as cash flow hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their portfolio investments, which are marked-to-market with changes in value recognized in financial service revenue.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have credit default swap agreements, equity future contracts, other currency contracts and hybrid financial instruments as part of their portfolio investments, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contain embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives designated as		March 31			March 31
hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	853	416	Current liabilities other	10,269	9,026
Interest rate contracts		—	—	Liabilities other	1,884	1,663
Foreign exchange contracts	Prepaid expenses and other current assets	52	—	Current liabilities other	—	67

		905	416		12,153	10,756

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives not designated		March 31			March 31
as hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	434	314	Current liabilities other	664	3,630
Interest rate contracts		—	—	Liabilities other	170	—
Foreign exchange contracts	Prepaid expenses and other current assets	22,334	14,353	Current liabilities other	35,585	19,361
Foreign exchange contracts	Assets other	30	9		—	—
Credit contracts	Prepaid expenses and other current assets	93	18	Current liabilities other	27	12

		22,891	14,694		36,446	23,003

Total derivatives		23,796	15,110		48,599	33,759

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 (yen in millions).

		Amount of gain or (loss) recognized in income on derivative
Derivatives under fair value	Location of gain or (loss) recognized	Fiscal year ended March 31
hedging relationships	in income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(2,499)	(3,475)	588
Foreign exchange contracts	Foreign exchange gain or (loss), net	(8)	97	(18)

Total		(2,507)	(3,378)	570

	Yen in millions
	Fiscal year ended March 31, 2010
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(901)	Interest expense	418	Interest expense	—
Foreign exchange contracts	1,814	Foreign exchange gain or (loss), net	(1,516)	Foreign exchange gain or (loss), net	26

Total	913	Total	(1,098)	Total	26

	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

At March 31, 2011, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 1,589 million yen. Within the next twelve months, 603 million yen is expected to be reclassified from equity into earnings as a loss.

		Amount of gain or (loss)
		recognized in income on
	Location of gain or	derivative (Yen in millions)
Derivatives not designated as	(loss) recognized in	Fiscal year ended March 31
hedging instruments	income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(1,966)	(884)	(3,332)
Interest rate contracts	Financial services expenses	21	32	32
Foreign exchange contracts	Financial services revenue	11,424	1,468	(1,294)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(39,542)	(8,779)	8,311
Equity contracts	Financial services revenue	8,795	83	—
Bond contracts	Financial services revenue	78	68	44
Credit contracts	Financial services revenue	1,352	(518)	(101)

Total		(19,838)	(8,530)	3,660

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2010		March 31, 2011
	Notional		Notional
	amount	Fair value	amount	Fair value

Foreign exchange contracts:
Foreign exchange forward contracts	1,924,697	(16,049)	1,364,147	(8,825)
Currency option contracts purchased	3,819	19	5,822	19
Currency option contracts written	407	(11)	423	(9)
Currency swap agreements	50,979	2,022	117,028	2,015
Other currency contracts	46,499	850	46,201	1,734
Interest rate contracts:
Interest rate swap agreements	456,213	(11,700)	448,353	(13,589)
Credit contracts:
Credit default swap agreements	10,497	66	4,841	6